Investments in Associates and Other Companies (Details) - Schedule of Financial Information of Associates - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Information of Associates [Line Items]
Assets	$ 1,606,761	$ 1,649,658	$ 1,572,312
Liabilities	1,357,658	1,422,945	1,363,931
Equity	213,531	201,254	175,801
Net income	35,572	25,459	32,580
Redbanc S.A.
Schedule of Financial Information of Associates [Line Items]
Assets	30,199	29,404	27,330
Liabilities	13,005	15,293	14,862
Equity	13,839	12,372	11,712
Net income	3,355	1,739	756
Transbank S.A.
Schedule of Financial Information of Associates [Line Items]
Assets	1,450,233	1,503,575	1,409,045
Liabilities	1,282,356	1,354,156	1,278,102
Equity	147,802	137,956	111,143
Net income	20,075	11,463	19,800
Centro de Compensación Automatizado S.A.
Schedule of Financial Information of Associates [Line Items]
Assets	22,268	23,420	17,362
Liabilities	3,980	3,628	3,280
Equity	12,266	14,167	9,024
Net income	6,022	5,625	5,058
Sociedad Interbancaria de Depósito de Valores S.A.
Schedule of Financial Information of Associates [Line Items]
Assets	11,474	9,927	8,938
Liabilities	1	1	525
Equity	9,513	8,269	6,695
Net income	1,960	1,657	1,718
Cámara de Compensación de Alto Valor S.A.
Schedule of Financial Information of Associates [Line Items]
Assets	11,209	9,794	9,167
Liabilities	1,607	1,338	1,343
Equity	8,021	7,489	7,252
Net income	1,581	967	572
Administrador Financiero del Transantiago S.A.
Schedule of Financial Information of Associates [Line Items]
Assets	62,568	57,628	67,582
Liabilities	52,959	47,677	47,241
Equity	7,310	7,164	16,725
Net income	2,299	2,787	3,616
Servicios de Infraestructura de Mercado OTC S.A.
Schedule of Financial Information of Associates [Line Items]
Assets	18,810	15,910	32,888
Liabilities	3,750	852	18,578
Equity	14,780	13,837	13,250
Net income	$ 280	$ 1,221	$ 1,060